Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Total shares in treasury at beginning of year	3,998,982
Total cost	$ 342
Shares acquired under repurchase program	15,537,868
Average price in $ per share	$ 82.36
Amount paid	$ 1,280	$ 475	$ 1,435
Shares delivered	8,926,870
Average price in $ per share	$ 79.25
Amount received	$ 115
Total shares in treasury at end of year	10,609,980	3,998,982
Total cost	$ 915	$ 342